AVAILABLE-FOR-SALE SECURITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of carrying amount of securities and fair values
	Gross	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

March 31, 2016
Available-for-sale securities
Mortgage-backed securities	$24,309,721	$103,826	$(141,879)	$24,271,668
U.S. Government agencies	3,274,868	32,999	(5,249)	3,302,618
Municipal obligations	1,887,094	20,592	(653)	1,907,033

	$29,471,683	$157,417	$(147,781)	$29,481,319

December 31, 2015
Available-for-sale securities
Mortgage-backed securities	$23,449,558	$52,498	$(231,560)	$23,270,496
U.S. Government agencies	3,498,469	10,429	(50,085)	3,458,813
Municipal obligations	1,898,571	3,317	(646)	1,901,242

	$28,846,598	$66,244	$(282,291)	$28,630,551

	Gross	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

December 31, 2015
Available-for-sale securities
Mortgage-backed securities	$23,449,558	$52,498	$(231,560)	$23,270,496
U.S. Government agencies	3,498,469	10,429	(50,085)	3,458,813
Municipal obligations	1,898,571	3,317	(646)	1,901,242

	$28,846,598	$66,244	$(282,291)	$28,630,551

December 31, 2014
Available-for-sale securities
Mortgage-backed securities	$21,797,221	$72,984	$(142,394)	$21,727,811
U.S. Government agencies	4,925,972	4,355	(73,798)	4,856,529
Municipal obligations	2,443,165	9,059	(18,652)	2,433,572

	$29,166,358	$86,398	$(234,844)	$29,017,912

Schedule of proceeds from sale of available-for-sale securities and resulting net gains and net losses
	Three Months Ended March 31,
	2016	2015

Proceeds from sale	$-	$2,286,200
(Losses), net	$-	$(13,800)

		Twelve-month
	Year ended	period ended
	December 31,	December 31,
	2015	2014
		(Unaudited)

Proceeds from sale	$2,799,336	$31,163,517
Income (losses), net	$6,414	$(327,914)

Schedule of maturities of available-for-sale securities
	March 31, 2016
	Amortized	Fair
	Cost	Value

Due in one year or less	$-	$-
Due after one to five years	28,207,821	28,193,363
Due after five to ten years	1,263,862	1,287,956
Due after ten years	-	-

Totals	$29,471,683	$29,481,319

	December 31, 2015		December 31, 2014
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$-	$-	$-	$-
Due after one to five years	25,131,259	24,942,098	18,462,435	18,353,451
Due after five to ten years	3,715,339	3,688,453	10,703,923	10,664,461
Due after ten years	-	-	-	-

Totals	$28,846,598	$28,630,551	$29,166,358	$29,017,912

Schedule of gross unrealized losses and fair values of securities by length of time that individual securities in each category have been in a continuous loss position
	March 31, 2016
	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
Description of		Unrealized		Unrealized		Unrealized
Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Available-for-sale securities:
Mortgage-backed securities	$3,556,124	$(25,291)	$8,423,645	$(116,588)	$11,979,769	$(141,879)
U.S. Government agencies	-	-	1,364,141	(5,249)	1,364,141	(5,249)
Municipal obligations	35,300	(653)	-	-	35,300	(653)

Total temporarily impaired securities	$3,591,424	$(25,944)	$9,787,786	$(121,837)	$13,379,210	$(147,781)

	December 31, 2015
	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
Description of		Unrealized		Unrealized		Unrealized
Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Available-for-sale securities:
Mortgage-backed securities	$13,002,963	$(133,816)	$5,833,352	$(97,744)	$18,836,315	$(231,560)
U.S. Government agencies	1,242,250	(6,715)	1,477,876	(43,370)	2,720,126	(50,085)
Municipal obligations	35,541	(646)	-	-	35,541	(646)

Total temporarily impaired securities	$14,280,754	$(141,177)	$7,311,228	$(141,114)	$21,591,982	$(282,291)

	December 31, 2015
	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
Description of		Unrealized		Unrealized		Unrealized
Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Available-for-sale securities:
Mortgage-backed securities	$13,002,963	$(133,816)	$5,833,352	$(97,744)	$18,836,315	$(231,560)
U.S. Government agencies	1,242,250	(6,715)	1,477,876	(43,370)	2,720,126	(50,085)
Municipal obligations	35,541	(646)	-	-	35,541	(646)

Total temporarily impaired securities	$14,280,754	$(141,177)	$7,311,228	$(141,114)	$21,591,982	$(282,291)